Related party transactions (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of related party transactions

(a)	Directors’ remuneration

	2025	2024
	US$	US$
Salaries and bonuses	999,603	359,667
Directors’ fees	128,000	128,000
Interest on loans from Directors	63,511	47,136
Employer’s contribution to the Central Provident Fund	25,391	22,931
	1,216,505	557,734

(b)	Key management personnel compensation

	2025	2024
	US$	US$
Salaries and bonuses	587,666	242,678
Employer’s contribution to the Central Provident Fund	22,296	22,003
	609,962	264,681